Cover	Sep. 19, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2019
Entity File Number	1-31429
Entity Registrant Name	Valmont Industries, Inc.
Entity Central Index Key	0000102729
Entity Tax Identification Number	47-0351813
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Valmont Plaza
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	963-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false